Share-based Compensation Plans and Shares Held in Trust - Schedule of Share Awards Under Share Based Payment (Details) - Share awards under PSP and LTIP - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Share Based Compensation Expense [Line Items]
Weighted average remaining contractual life (years)	1 year	1 year	10 months 24 days
A Class Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	30	33
Granted (in shares)	11	10
Vested (in shares)	(11)	(12)
Forfeited (in shares)	(1)	(1)
Ending balance (in shares)	29	30	33
B Class Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	12	12
Granted (in shares)	3	4
Vested (in shares)	(5)	(4)
Forfeited (in shares)	0	0
Ending balance (in shares)	10	12	12
A Class American Depositary Shares
Disclosure Of Share Based Compensation Expense [Line Items]
Beginning balance (in shares)	8	9
Granted (in shares)	3	3
Vested (in shares)	(3)	(4)
Forfeited (in shares)	0	0
Ending balance (in shares)	8	8	9